NET FINANCE RESULT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
NET FINANCE RESULT

11.	NET FINANCE RESULT

	2024	2023	2022
Finance income
Income from cash and cash equivalents	1,519.2	1,072.2	791.7
Income from debt securities	104.7	49.2	172.6
Income from other receivables (i)	799.8	964.2	1,203.4
Financial instruments at fair value through profit or loss	-	-	95.5
Other finance income	181.6	408.6	602.4
Total finance income	2,605.3	2,494.2	2,865.6

Finance expenses
Interest on accounts payable present value adjustment (ii)	(1,148.3)	(1,376.1)	(1,230.7)
Interest on bank debts and tax incentives (ii)	(189.3)	(170.4)	(176.2)
Interest on provisions for disputes and litigation	(219.8)	(269.2)	(456.6)
Interest on leases (ii)	(184.3)	(196.0)	(160.5)
Interest on pension plans	(112.6)	(114.3)	(107.9)
Other interest expenses (ii) (iii)	(543.9)	(689.7)	(760.9)
Losses on hedging instruments (iv)	(1,032.3)	(1,675.1)	(3,158.4)
Taxes on financial transactions	(274.4)	(178.3)	(339.6)
Bank guarantee expenses and surety bond premiums (v)	(323.5)	(249.8)	(176.1)
Other finance expenses	(482.4)	(207.2)	(574.2)
Total finance expenses	(4,510.8)	(5,126.1)	(7,141.1)

Effects of the application of IAS 29 (hyperinflation) (vi)	(451.7)	176.1	1,603.5
Exchange differences, net (vi)	38.9	(1,154.0)	(751.1)
Other net financial results	(412.8)	(977.9)	852.4

Net financial results	(2,318.3)	(3,609.8)	(3,423.1)

(i)	Refers mainly to the monetary updates to taxes to be recovered.

(ii)	As of the first quarter of 2024, the balances previously presented under the line item "Interest Expenses" have been segregated into the line items “Interest on Bank Debts and Tax Incentives”, “Interest on accounts payable present value adjustment”, "Interest on Leases" and "Other Interest Expenses" including for comparative purposes.

(iii)	Includes, among others, interest related to the financing of tax payments, under the Special Tax Regularization Program (PERT) of 2017.

(iv)	Refers to the forward element, which can be separated and excluded from the designation of a financial instrument as a hedge instrument, according to IFRS 9- Financial Instruments.

(v)	The nomenclature of this account has been changed to "Bank Guarantee Expenses and Surety Bond Premiums" in order better to reflect the nature of the balances, including for comparative purposes, from the first quarter of 2024.

(vi)	Starting from the first quarter of 2024, the Company changed the presentation of this note 11 - Financial Result. The balances of exchange differences and hyperinflation, previously presented in both financial income and financial expenses, will now be presented on a net basis under the nomenclature "Other net financial results," both in this explanatory note and in the income statement.

Interest expenses are presented net of the effects of derivative financial instruments hedging the Company’s interest rate risk – see also note 28 - Financial instruments and risks.

Accounting policies

a) Finance expenses

Finance expenses are mostly comprised of, interest payable on loans and borrowing, calculated based on the effective interest rate method, while trade payables present value adjustments, expenses related to bank guarantees, monetary adjustments resulting from disputes and litigation, exchange differences, losses on currency hedging instruments intended to offset currency gains, results from interest rate hedging instruments, losses on hedging instruments that are not part of a hedge accounting relationship, losses on financial assets presented as held for sale, impairment losses on financial assets classified as held for sale, and any losses due to hedge ineffectiveness.

All interest costs incurred in connection with borrowing or financial transactions, including transaction costs, are recognized as they are incurred as part of finance expenses, except when capitalized. The interest expenses component of finance lease payments is also recognized in the income statement using the effective interest rate method.

b) Finance income

Finance income mostly represents interest received or receivable on financial investments, monetary updates arising from legal disputes, gains due to exchange differences, gains on currency hedging instruments intended to offset currency losses, gains on hedging instruments that are not part of a hedge accounting relationship, gains on financial assets classified as at fair value through profit or loss, and any gains due to hedge ineffectiveness. Interest income is recognized on an accruals basis, unless its collectability is in doubt